EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total
Balance, December 31, 2022	$11,828	$37,975	$1	$49,804

La Preciosa non-core concessions transfer	2,946	(2,946)		-
Drilling and exploration	877	435	-	1,312
Assessments and taxes	88	(930)	-	(842)
Effect of movements in exchange rates	22	(122)	-	(100)
Option income	(63)	-	-	(63)

Balance, December 31, 2023	$15,698	$34,412	$1	$50,111
Drilling and exploration	130	1,449	-	1,579
Assessments and taxes	195	1,018	-	1,213
Disposition of Olympic claims	-	-	(1)	(1)
Effect of movements in exchange rates	(31)	19	-	(12)

Balance, December 31, 2024	$15,992	$36,898	$-	$52,890